Share-based payments - Schedule of Share-based Compensation Expense (Details) - Newlink share incentive plan [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of revenues	¥ 0	¥ 6,661	¥ 8,895
Selling and marketing expenses	(1,646)	25,835	63,766
Administrative expenses	(17,667)	117,474	316,762
Research and development expenses	1,808	10,451	9,653
Total	¥ (17,505)	¥ 160,421	¥ 399,076